INTANGIBLE ASSETS, NET (Details Narrative) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Amortization	$ 1,984,831	$ 3,375,733
Cost of revenue and general and administrative expenses	$ 1,540,557	$ 1,540,557